Interim Unaudited Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Time charter revenue - related parties	$ 0	$ 66,929
Amortization of intangible liabilities - related party	0	5,385
Vessel operating expenses - related parties	8,901	8,609
Time charter and voyage expenses - related parties	3,662	2,950
Interest and other finance expenses - related party	$ 108	$ 19,053